Average Annual Total Returns (Vanguard FTSE All-World ex-US Small-Cap Index Fund Institutional)	Vanguard FTSE All-World ex-US Small-Cap Index Fund Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions Vanguard FTSE All-World ex-US Small-Cap Index Fund Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares 11/1/2013 - 10/31/2014
Return After Taxes on Distributions and Sale of Fund Shares
Vanguard FTSE All-World ex-US Small-Cap Index Fund
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares
11/1/2013 - 10/31/2014
				FTSE Global Small Cap ex US Index Vanguard FTSE All-World ex-US Small-Cap Index Fund Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	(4.65%)	(5.34%)	(2.25%)	(4.22%)
Five Years	6.33%	5.60%	4.90%	6.49%
Since Inception	14.24%	13.47%	11.48%	14.86%